Goldman Sachs Government Fund Series II Investment Objectives and Goals - Institutional Shares [Member] - Goldman Sachs Government Fund Series II	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Government Fund Series II—Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Government Fund Series II (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.